INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2022
INTANGIBLE ASSETS, NET
Schedule of intangible assets

	Gross
	Carrying	Accumulated
At December 31, 2022	Amount	Amortization	Net
	$	$	$
Technical know-how	1,443	(1,430)	13
Computer software	37,648	(20,131)	17,517
Total intangible assets, net	39,091	(21,561)	17,530

	Gross
	Carrying	Accumulated
At December 31, 2021	Amount	Amortization	Net
	$	$	$
Technical know-how	1,577	(1,562)	15
Computer software	39,059	(20,082)	18,977
Total intangible assets, net	40,636	(21,644)	18,992